Warrants reserve (Tables)	12 Months Ended
Aug. 31, 2023
Warrants Reserve
Schedule of Reserve for warrants

	Number of warrants	Weighted average exercise price per share	Weighted average remaining contractual life (years)
Balance – August 31, 2021	23,681,052	$0.94	3.8
Warrants issued	18,576,923	$0.44
Warrants expired	(287,901)	$0.93
Balance – August 31, 2022	41,970,074	$0.72	3.6
Warrants expired	(3,002,037)	$1.21
Balance – August 31, 2023	38,968,037	$0.68	2.8

Schedule of warrants and compensation warrants

	Number of Warrants	Exercise price	Expiry date
Private placement financing warrants - December 23, 2020	2,777,268	$1.50	December 23, 2023
Private placement financing warrants - February 11, 2021	16,461,539	$0.80	February 11, 2026
Private placement financing broker warrants - February 11, 2021	1,152,307	$0.80	February 11, 2026
Private placement financing warrants – January 26, 2022	17,948,718	$0.44	January 26, 2027
Private placement financing placement agent warrants – January 26, 2022	628,205	$0.44	January 26, 2027
Balance – August 31, 2023	38,968,037	$0.68(1)
(1)	Total represents weighted average.